Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Total gross value	¥ 94,606	¥ 127,213
Less: accumulated depreciation	(87,369)	(114,122)
Net book value	7,237	13,091
Computers, equipment and furniture
Property and Equipment
Total gross value	41,179	73,526
Motor vehicles
Property and Equipment
Total gross value	5,461	5,721
Leasehold improvements
Property and Equipment
Total gross value	¥ 47,966	¥ 47,966